Long-Term Debt - Summary of Long-Term Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term debt, gross	$ 249,568	$ 562,861
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net	(6,607)	(3,182)
Long-term Debt, Total	242,961	559,679
Long-term Debt, Current Maturities	(10,858)	(43,573)
Long-term Debt, Excluding Current Maturities	232,103	516,106
Secured Debt
Debt Instrument [Line Items]
Long-term debt, gross	64,568	221,729
Revolving Credit Facilities
Debt Instrument [Line Items]
Long-term debt, gross	$ 185,000	$ 341,132